SCHEDULE OF BUSINESS ACQUISITION (Details) - USD ($)	Sep. 30, 2024	Jun. 26, 2023
Business Acquisition [Line Items]
Goodwill as a result of the acquisition	$ 82,244,248
One Eighty Ltd [Member]
Business Acquisition [Line Items]
Total purchase considerations for 100% equity interest purchase		$ 104,030,000
Cash & cash equivalents		932,893
Accounts receivable, net		2,441,592
Deposit and prepayments		576,231
Other receivables		192,926
Short-term deposit		126,071
Due from related parties		125,984
Tax receivable		541,218
Deferred tax		52,877
Long-term deposit		214,362
Right-of-use assets, net		2,140
Property, plant and equipment, net		2,532,215
Intangible assets acquired		23,500,000
Total assets acquired		31,238,509
Accounts payable		(374,782)
Advance from customer		(611,702)
Accrued liabilities and other payables		(383,427)
Due to related parties		(325,309)
Lease Liability - current		(1,005)
Loan payable		(2,115,397)
Lease Liability -noncurrent		(1,135)
Deferred tax liability		(5,640,000)
Total liabilities assumed		(9,452,757)
Total net assets acquired		21,785,752
Goodwill as a result of the acquisition		$ 82,244,248